Forward Purchase Agreement (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 27, 2022
Share price per share	$ 10.00
Increamental unsold shares price per share	2.00
Increamental settlement in cash price per share	$ 2.00
Incremental settlement description	If the volume weighted average share price (“VWAP”) of the shares falls below $3.00 per share for 20 out of any 30 consecutive trading days (a “VWAP Trigger Event”), then Midtown may elect to accelerate the Valuation Date to the date of such VWAP Trigger Event. If Midtown elects to accelerate the Valuation Date, the settlement amount returned to the Company would follow the methodology in the above section which will equate to the product of unsold shares multiplied by the Forward Price ad an incremental $2.00 per unsold share to be settled in cash or shares.
Business combination purchase price expenses	$ 1,000,000
Maximum [Member]
Share price per share	$ 5.00
Common Class A [Member]
Purchase price of share		630,736
Midtown East Management NL LLC [Member]
Purchase price of share	3,804,872
Midtown East Management NL LLC [Member] | Common Class A [Member]
Purchase price of share	38,847,743